Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current
Accrued compensation to employees	$ 550	$ 391
Accrued defined benefit plan liability	1	9
Accrued expenses	612	518
Withholding taxes and others	297	232
Retention money	2	10
Liabilities of controlled trusts	27	25
Liability towards contingent consideration	10	29
Capital creditors	51	37
Other non financial liabilities	1	1
Other financial liabilities	21	69
Total Current other liabilities	1,572	1,321
Non-current
Liability towards contingent consideration	12	16
Accrued compensation to employees		3
Accrued expenses	78
Accrued defined benefit liability	44	28
Deferred income - government grants	8	6
Deferred income	2	3
Financial liability under option arrangements	95	82
Withholding taxes and others	50
Other financial liabilities	10	1
Total Non-current other liabilities	299	139
Total other liabilities	1,871	1,460
Financial liabilities included in other liabilities	1,468	1,181
Financial liability towards contingent consideration on undiscounted basis	$ 25	$ 48